Schedule of Changes in Provisions for Onerous Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	$ 371	$ 726
Utilization of provision	(90)	(416)
Change in the provision	23	33
Unwinding of discount and impact of foreign exchange rate changes	(27)	28
Balance at December 31, 2021	277	371
Less: current portion	34	92
Non-current portion	243
Cetrotide Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	371	396
Utilization of provision	(90)	(93)
Change in the provision	23	33
Unwinding of discount and impact of foreign exchange rate changes	(27)	35
Balance at December 31, 2021	277	371
Less: current portion	34
Non-current portion	243
German Restructuring Severance [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		330
Utilization of provision		(323)
Change in the provision
Unwinding of discount and impact of foreign exchange rate changes		(7)
Balance at December 31, 2021
Less: current portion
Non-current portion